Document and Entity Information	Nov. 29, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 29, 2023
Entity Registrant Name	MONRO, INC.
Entity Incorporation State Country Code	NY
Entity File Number	0-19357
Entity Tax Identification Number	16-0838627
Entity Address Address Line 1	200 Holleder Parkway
Entity Address City Or Town	Rochester
Entity Address State Or Province	NY
Entity Address Postal Zip Code	14615
City Area Code	585
Local Phone Number	647-6400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	MNRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000876427